EQUITY - Schedule of Issued Capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Value
Issued capital beginning balance	R$ 2,315,628
Capital payment	70,718	[1]	R$ 43,734	[1]	R$ 69,109	[2]
Issued capital ending balance	7,131,859		2,315,628
Quantity
Unpaid capital	R$ 71,034		R$ 0
Common shares
Quantity
Shares issued beginning balance (in shares)	928,965,058,000		928,965,058,000
Capital payment (in shares)	0		0
Share-based payment (in shares)	0		0
Increase capital (in shares)	0
Conversion into shares – suppliers (in shares)	0
Shares issued ending balance (in shares)	2,128,965,121,000		928,965,058,000		928,965,058,000
Common shares | Controlling Shareholders
Quantity
Share-based payment (in shares)	1,200,000,063,000
Common shares | Public offering
Quantity
Share-based payment (in shares)	0
Common shares | Preemptive right
Quantity
Share-based payment (in shares)	0
Preferred shares
Quantity
Shares issued beginning balance (in shares)	335,750,796,000		335,747,796,000
Capital payment (in shares)	93,697,586,000		0
Share-based payment (in shares)	450,572,669,000		3,000,000
Increase capital (in shares)	0
Conversion into shares – suppliers (in shares)	2,312,402,000
Shares issued ending balance (in shares)	896,039,753,000		335,750,796,000		335,747,796,000
Preferred shares | Controlling Shareholders
Quantity
Share-based payment (in shares)	0
Preferred shares | Public offering
Quantity
Share-based payment (in shares)	13,517,180,000
Preferred shares | Preemptive right
Quantity
Share-based payment (in shares)	189,120,000
Company’s capital
Value
Issued capital beginning balance	R$ 2,315,628		R$ 2,314,821
Capital payment			807	[1]	R$ 880	[2]
Increase capital	0
Conversion into shares – leases	3,006,736
Conversion into shares – suppliers	74,204
Conversion into shares – loans and financing	1,613,050		0
Issued capital ending balance	7,131,859		2,315,628		2,314,821
Company’s capital | Controlling Shareholders
Value
Conversion into shares – loans and financing	72,000
Company’s capital | Public offering
Value
Conversion into shares – loans and financing	48,392
Company’s capital | Preemptive right
Value
Conversion into shares – loans and financing	1,849
Advance for future capital increase
Value
Issued capital beginning balance	0		789
Capital payment			(807)
Increase capital	0
Conversion into shares – leases	0
Conversion into shares – suppliers	0
Conversion into shares – loans and financing	0		18
Issued capital ending balance	0		R$ 0		R$ 789
Advance for future capital increase | Controlling Shareholders
Value
Conversion into shares – loans and financing	0
Advance for future capital increase | Public offering
Value
Conversion into shares – loans and financing	0
Advance for future capital increase | Preemptive right
Value
Conversion into shares – loans and financing	0
Leases
Quantity
Fair value adjustment	R$ 2,765,066
Leases | Preferred shares
Quantity
Capital payment (in shares)	96,009,988
Issue price (in brazilian real per share)	R$ 32.09
Fair value, par value per share (in brazilian real per share)	R$ 3.29
Loans and financing
Quantity
Fair value adjustment	R$ 734,433
Loans and financing | Preferred shares
Quantity
Capital payment (in shares)	450,572,669
Issue price (in brazilian real per share)	R$ 3.58
Fair value, par value per share (in brazilian real per share)	R$ 1.95

[1]	Refers to the receipt of the exercise of share options and the vesting of share-based compensation plans (Stock Options and RSU), net of income tax relating to the transfer of RSU.
[2]	Advance for future capital increase.